Basis of Presentation and General Information - Additional Information (Details) $ in Thousands			12 Months Ended
	Apr. 23, 2015 USD ($)	Mar. 23, 2015 Vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2016
Basis Of Presentation [Line Items]
Purpose of acquiring from entities under common control		100.00%
Number of ownership interest entities | Vessel		6
Expenses for Merger			$ 1,745
Mr. Valentis [Member]
Basis Of Presentation [Line Items]
Percentage of beneficially owned common stock				93.00%
LOOKSMART LTD. [Member]
Basis Of Presentation [Line Items]
Expenses for Merger	$ 600